Investment in securities	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Investment in securities
Note 5: Investment in securities

Amortized Cost, Carrying Amount and Fair Value
On the consolidated balance sheets, trading and available-for-sale ("AFS") investments are carried at fair value and held-to-maturity ("HTM") investments are carried at amortized cost.

	December 31, 2017				December 31, 2016
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Trading
Mutual funds	5,724	1,616	(516)	6,824	5,724	1,091	(502)	6,313
Total trading	5,724	1,616	(516)	6,824	5,724	1,091	(502)	6,313

Available-for-sale
US government and federal agencies	2,720,581	8,924	(20,401)	2,709,104	2,448,207	6,773	(24,578)	2,430,402
Non-US governments debt securities	26,516	118	(386)	26,248	27,895	178	(1,053)	27,020
Corporate debt securities	243,999	153	(780)	243,372	513,881	2,139	(1,545)	514,475
Asset-backed securities - Student loans	13,290	—	(797)	12,493	13,290	—	(797)	12,493
Commercial mortgage-backed securities	142,740	56	(1,296)	141,500	151,855	43	(1,352)	150,546
Residential mortgage-backed securities	186,049	309	(1,635)	184,723	200,288	56	(2,542)	197,802
Total available-for-sale	3,333,175	9,560	(25,295)	3,317,440	3,355,416	9,189	(31,867)	3,332,738

Held-to-maturity¹
US government and federal agencies	1,381,955	4,813	(9,414)	1,377,354	1,061,103	2,528	(16,803)	1,046,828
Total held-to-maturity	1,381,955	4,813	(9,414)	1,377,354	1,061,103	2,528	(16,803)	1,046,828
¹ For the years ended December 31, 2017, 2016 and 2015, non-credit impairments recognized in accumulated other comprehensive loss ("AOCL") for HTM investments were nil .

Investments with Unrealized Loss Positions
The Bank does not believe that the AFS and HTM investment securities that were in an unrealized loss position as of December 31, 2017 (and December 31, 2016), which were composed of 161 securities representing 59% of the AFS and HTM portfolios' fair value (December 31, 2016: 170 and 76%, respectively), represent an OTTI. Total gross unrealized losses were 1.3% of the fair value of affected securities (December 31, 2016: 1.5%) and were attributable primarily to changes in market interest rates, relative to when the investment securities were purchased, and not due to the credit quality of the investment securities. Due to a strategic change in the investment portfolio composition during the year ended December 31, 2015, several AFS securities were sold while being in an unrealized loss position. The Bank considers this to be a one-time event, and has determined that it is not more likely than not that the Bank will be required to sell, nor does the Bank have the intent to sell any of the remaining investment securities before recovery of the amortized cost basis. The following describes the processes for identifying credit impairment in security types with the most significant unrealized losses as shown in the preceding tables.

Management believes that all the US government and federal agencies securities do not have any credit losses, given the explicit and implicit guarantees provided by the US federal government.

Management believes that all the Non-US governments debt securities do not have any credit losses, given the explicit guarantee provided by the issuing government.

The unrealized losses in Corporate debt securities relate primarily to eight debt securities that are all of investment grade with ratings ranging from BBB+ to AA-. Management believes that the value of these securities will recover and the current unrealized loss positions are a result of interest rate movements.

Investments in Asset-backed securities - Student loans are composed primarily of securities collateralized by Federal Family Education Loan Program loans (“FFELP loans”). FFELP loans benefit from a US federal government guarantee of at least 97% of defaulted principal and accrued interest, with additional credit support provided in the form of over-collateralization, subordination and excess spread, which collectively total in excess of 100%. Accordingly, the vast majority of FFELP loan-backed securities are not exposed to traditional consumer credit risk.

Investments in Commercial mortgage-backed securities relates to 10 senior securities rated AAA that possess significant subordination, a form of credit enhancement expressed hereafter as the percentage of pool losses that can occur before the senior securities held by the Bank will incur its first dollar of principal loss. No credit losses were recognized as for eight of these securities the weighted average credit support and the weighted average loan-to-value ratios ("LTV") range from 25% - 37% and 48% - 62%, respectively. The two remaining securities do not have explicit credit support, however these securities have LTVs of less than 30%.

Investments in Residential mortgage-backed securities relate to 10 securities which are rated AAA or AA+ and possess similar significant credit enhancement as described above. No credit losses were recognized on these securities as the weighted average credit support and the weighted average LTV ratios range from 5% - 19% and 55% - 67%, respectively. Current credit support is significantly greater than any delinquencies experienced on the underlying mortgages.

In the following tables, debt securities with unrealized losses that are not deemed to be OTTI are categorized as being in a loss position for "less than 12 months" or "12 months or more" based on the point in time that the fair value most recently declined below the amortized cost basis.

	Less than 12 months		12 months or more
December 31, 2017	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Total fair value	Total gross unrealized losses
Available-for-sale securities with unrealized losses
US government and federal agencies	497,307	(2,461)	1,014,252	(17,940)	1,511,559	(20,401)
Non-US governments debt securities	—	—	22,360	(386)	22,360	(386)
Corporate debt securities	86,501	(225)	39,479	(555)	125,980	(780)
Asset-backed securities - Student loans	—	—	12,493	(797)	12,493	(797)
Commercial mortgage-backed securities	98,822	(709)	36,766	(587)	135,588	(1,296)
Residential mortgage-backed securities	71,604	(486)	56,287	(1,149)	127,891	(1,635)
Total available-for-sale securities with unrealized losses	754,234	(3,881)	1,181,637	(21,414)	1,935,871	(25,295)

Held-to-maturity securities with unrealized losses
US government and federal agencies	549,532	(2,862)	288,830	(6,552)	838,362	(9,414)

	Less than 12 months		12 months or more
December 31, 2016	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Total fair value	Total gross unrealized losses
Available-for-sale securities with unrealized losses
US government and federal agencies	1,558,636	(21,932)	266,094	(2,646)	1,824,730	(24,578)
Non-US governments debt securities	21,681	(1,053)	—	—	21,681	(1,053)
Corporate debt securities	214,506	(1,545)	—	—	214,506	(1,545)
Asset-backed securities - Student loans	—	—	12,493	(797)	12,493	(797)
Commercial mortgage-backed securities	134,195	(1,352)	—	—	134,195	(1,352)
Residential mortgage-backed securities	181,556	(2,542)	—	—	181,556	(2,542)
Total available-for-sale securities with unrealized losses	2,110,574	(28,424)	278,587	(3,443)	2,389,161	(31,867)

Held-to-maturity securities with unrealized losses
US government and federal agencies	937,080	(16,803)	—	—	937,080	(16,803)

Investment Maturities
The following table presents the remaining term to contractual maturity of the Bank’s securities. The actual maturities may differ as certain securities offer prepayment options to the borrowers.

	Remaining term to maturity
December 31, 2017	Within 3 months	3 to 12 months	1 to 5 years	5 to 10 years	Over 10 years	No specific or single maturity	Carrying amount
Trading
Mutual funds	—	—	—	—	—	6,824	6,824

Available-for-sale
US government and federal agencies	—	—	84,146	—	—	2,624,958	2,709,104
Non-US governments debt securities	—	671	3,216	22,361	—	—	26,248
Corporate debt securities	63,602	74,616	105,154	—	—	—	243,372
Asset-backed securities - Student loans	—	—	—	—	—	12,493	12,493
Commercial mortgage-backed securities	—	—	—	—	—	141,500	141,500
Residential mortgage-backed securities	—	—	—	—	—	184,723	184,723
Total available-for-sale	63,602	75,287	192,516	22,361	—	2,963,674	3,317,440

Held-to-maturity
US government and federal agencies	—	—	—	—	—	1,381,955	1,381,955
Total investments	63,602	75,287	192,516	22,361	—	4,352,453	4,706,219

Total by currency
US dollars	63,602	75,287	192,516	22,361	—	4,352,245	4,706,011
Other	—	—	—		—	208	208
Total investments	63,602	75,287	192,516	22,361	—	4,352,453	4,706,219

Pledged Investments
The Bank pledges certain US government and federal agencies investment securities to further secure the Bank's issued customer deposit products. The secured party does not have the right to sell or repledge the collateral.

	December 31, 2017		December 31, 2016
Pledged Investments	Amortized cost	Fair value	Amortized cost	Fair value
Available-for-sale	149,999	150,900	211,342	212,995
Held-to-maturity	202,303	201,523	320,942	315,635

Sale Proceeds and Realized Gains and Losses of AFS Securities

	Year ended
	December 31, 2017
	Sale proceeds	Gross realized gains	Gross realized (losses)
Corporate debt securities	202,700	1,684	—
Commercial mortgage-backed securities	7,785	—	(60)
Pass-through note	2,562	2,562	—
Net realized gains (losses) recognized in net income	213,047	4,246	(60)

	Year ended
	December 31, 2016
	Sale proceeds	Gross realized gains	Gross realized (losses)
US government and federal agencies	59,939	1,013	(76)
Pass-through note	609	609	—
Net realized gains (losses) recognized in net income	60,548	1,622	(76)

	Year ended
	December 31, 2015
	Sale proceeds	Gross realized gains	Gross realized (losses)
US government and federal agencies	232,372	—	(4,465)
Residential mortgage-backed securities	6,056	—	(270)
Pass-through note	328	328	—
Net realized gains (losses) recognized in net income	238,756	328	(4,735)

Taxability of Interest Income
None of the investments' interest income have received a specific preferential income tax treatment in any of the jurisdictions in which the Bank owns investments.